GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Aug. 31, 2024
Selling, general and administrative expense [abstract]
GENERAL AND ADMINISTRATIVE EXPENSES [Text Block]

15. GENERAL AND ADMINISTRATIVE EXPENSES

GENERAL AND ADMINISTRATIVE EXPENSES	Year Ending August 31, 2024	Year Ending August 31, 2023
Salaries and benefits	$1,244	$1,220
Technical consulting fees	388	549
Accounting	350	383
Legal	333	320
Legal Recovery (Wesizwe)	(160)	-
Insurance	328	353
Regulatory fees	219	209
Shareholder relations	189	184
Travel	144	282
Depreciation	72	83
Other	315	311
Total	$3,422	$3,894